Assets Held for Sale and Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of income from discontinued operations including portions attributable to Aimco and noncontrolling interests
Rental and other property revenues																	$ 65,947	$ 159,058	$ 231,513
Property operating expenses																	(31,257)	(82,353)	(121,103)
Depreciation and amortization																	(21,674)	(52,513)	(73,572)
Provision for real estate impairment losses																	(15,338)	(19,331)	(12,961)
Operating (loss) income																	(2,322)	4,861	23,877
Interest income																	545	1,534	1,641
Interest expense																	(12,585)	(31,175)	(43,368)
Loss before gain on dispositions of real estate and income taxes																	(14,362)	(24,780)	(17,850)
Gain on dispositions of real estate																	234,533	108,209	94,945
Income tax expense																	(9,904)	(5,990)	(5,942)
Income from discontinued operations, net	88,188	[1]	47,392	[1]	41,508	[1]	33,179	[1]	26,507	[1]	30,106	[1]	16,888	[1]	3,938	[1]	210,267	77,439	71,153
Income from discontinued operations attributable to noncontrolling interests in consolidated real estate partnerships																	(39,019)	(32,218)	(21,460)
Income from discontinued operations attributable to the Aimco Operating Partnership																	171,248	45,221	49,693
Income from discontinued operations attributable to noncontrolling interests in Aimco Operating Partnership																	(10,153)	(2,990)	(3,332)
Income from discontinued operations attributable to the company's common equityholders																	$ 161,095	$ 42,231	$ 46,361

[1]	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.